Property, Equipment and Software, Net (Details Narrative) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 32,405	$ 21,374	$ 29,882	$ 21,578	$ 10,258
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 10,300	$ 6,500	$ 29,200	$ 17,800	$ 25,100	$ 16,200	$ 6,400